INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

October 28, 2025

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the Tradr 2X Long ARQQ Daily ETF, Tradr 2X Long BETR Daily ETF, Tradr 2X Long BKKT Daily ETF, Tradr 2X Long CIFR Daily ETF, Tradr 2X Long CRML Daily ETF, Tradr 2X Long EH Daily ETF, Tradr 2X Long EVEX Daily ETF, Tradr 2X Long FRMI Daily ETF, Tradr 2X Long INOD Daily ETF, Tradr 2X Long IOT Daily ETF, Tradr 2X Long KDK Daily ETF, Tradr 2X Long KVUE Daily ETF, Tradr 2X Long LAC Daily ETF, Tradr 2X Long NTSK Daily ETF, Tradr 2X Long ONDS Daily ETF, Tradr 2X Long PATH Daily ETF, Tradr 2X Long QURE Daily ETF, Tradr 2X Long RZLV Daily ETF, Tradr 2X Long SHLS Daily ETF, Tradr 2X Long SNAP Daily ETF, Tradr 2X Long USAR Daily ETF, and Tradr 2X Long WDC Daily ETF

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 470 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating the Tradr 2X Long ARQQ Daily ETF, Tradr 2X Long BETR Daily ETF, Tradr 2X Long BKKT Daily ETF, Tradr 2X Long CIFR Daily ETF, Tradr 2X Long CRML Daily ETF, Tradr 2X Long EH Daily ETF, Tradr 2X Long EVEX Daily ETF, Tradr 2X Long FRMI Daily ETF, Tradr 2X Long INOD Daily ETF, Tradr 2X Long IOT Daily ETF, Tradr 2X Long KDK Daily ETF, Tradr 2X Long KVUE Daily ETF, Tradr 2X Long LAC Daily ETF, Tradr 2X Long NTSK Daily ETF, Tradr 2X Long ONDS Daily ETF, Tradr 2X Long PATH Daily ETF, Tradr 2X Long QURE Daily ETF, Tradr 2X Long RZLV Daily ETF, Tradr 2X Long SHLS Daily ETF, Tradr 2X Long SNAP Daily ETF, Tradr 2X Long USAR Daily ETF, and Tradr 2X Long WDC Daily ETF, each a series of the Trust.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane Drake
Secretary